Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Plant and equipment amount	$ 26,414	$ 23,491	$ 3,559
Vehicles and construction in progress amount	281,548	388,325
Construction in progress	$ 27,262	$ 68,164	$ 70,788
Capitalization rate	4.90%	4.40%	3.70%
Brazil [Member]
Property, Plant and Equipment [Line Items]
Capitalization rate	9.90%	4.40%	7.05%